Pensions and Other Employee Benefits - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Benefit obligations:
Discount rate	5.03%	4.15%
Rate of compensation increase	3.50%	3.56%
Postretirement Benefit Plans [Member]
Benefit obligations:
Discount rate	4.43%	3.37%
Rate of compensation increase	3.50%	3.59%